Schedule of Assets Held for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets Held For Sale
Beginning balance	$ 387,797	$ 1,479,429
Additions
Reclassified to oil and gas properties		(172,112)
Proceeds on sale of assets held for sale		(629,523)
Loss on impairment and sale of assets held for sale	(328,631)	(132,737)	$ (1,556,787)
Foreign currency translation	(59,166)	(157,260)
Ending balance		$ 387,797	$ 1,479,429